Debt Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT AGREEMENTS

15. DEBT AGREEMENTS

Beneficial Conversion Features and Warrants

The Company evaluates the conversion feature of convertible debt instruments to determine whether the conversion feature was beneficial as described in ASC 470-30, Debt with Conversion and Other Options. The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt that has conversion features at fixed or adjustable rates that are in-the-money when issued and records the relative fair value of any warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to the warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to additional paid-in capital. The Company calculates the fair value of warrants with the convertible instruments using the Black-Scholes valuation model.

Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value of the BCF and warrants are recorded as a debt discount and is accreted over the expected term of the convertible debt as interest expense.

Debt Discounts

The Company records debt discounts as a deduction from the carrying amount of the related indebtedness on its Consolidated Balance Sheet with the respective debt discount amortized in interest expense on its Consolidated Statement of Operations. In connection with the issuance of certain notes payable and senior convertible debentures, the Company, or its subsidiaries, issued warrants to purchase shares of its common stock and has BCFs. The warrants are exercisable at various exercise prices per share. The Company evaluated the terms of these warrants at issuance and concluded that they should be treated as equity. The fair value of the warrants was determined by using the Black-Scholes model and was recorded as a debt discount offsetting the carrying value of the debt obligation in the Consolidated Balance Sheet.

Debt Issuance Costs

The Company presents debt issuance costs as a direct deduction from the carrying amount of the related indebtedness on its Consolidated Balance Sheet and amortizes these costs over the term of the related debt liability using the straight-line method, which approximates the effective interest method. Amortization is recorded in interest expense on the Consolidated Statement of Operations.

Long-term debt consisted of the following as of September 30, 2020 and December 31, 2019:

(Amounts in US$’s)	Maturity Date	September 30, 2020		December 31, 2019
		Amount Outstanding	Interest Rate	Amount Outstanding	Interest Rate
Secured Notes Payable
Secured note payable*	February 28, 2020	$788,709	12.5%	$788,709	8.5%
Secured note payable*	March 1, 2022	186,709	9.0%	224,288	9.0%
Secured note payable*	September 1, 2021	18,980	7.9%	21,571	7.9%
Secured note payable	November 26, 2021	2,000,000	9.0%	2,000,000	9.0%
Secured note payable	December 26, 2020	211,667	78.99%	—	—
Secured note payable*	September 15, 2020	855,120	36.0%	—	—
Secured note payable*	October 15, 2020	2,007,971	5.0%	—	—
Total secured notes payable		6,069,156		3,034,568
Notes Payable
Equipment financing loan	September 15, 2020	—	—	3,828	8.8%
Note payable	July 9, 2019	—	—	200,000	18.0%
Note payable	September 1, 2019	—	—	200,000	18.0%
Note payable*	September 30, 2020	500,000	10.0%	500,000	10.0%
Note payable*	September 30, 2020	175,000	10.0%	175,000	10.0%
Note payable*	August 31, 2020	3,500,000	12.0%	5,000,000	10.0%
Note payable	July 9, 2019	—	—	200,000	18.0%
Notes payable*	December 6, 2019	66,700	18.0%	450,100	18.0%
Note payable	November 30, 2020	500,000	0.0%	—	—
Notes payable*	June 30, 2020	379,588	0.0%	—	—
Notes payable*	June 30, 2020	165,986	0.0%	—	—
Note payable*	February 16, 2023	83,309	3.0%	—	—
Equipment financing loan*	November 9, 2023	61,287	8.5%	—	—
Equipment financing loan*	December 19, 2023	89,912	6.7%	—	—
Equipment financing loan*	January 17, 2024	41,390	6.7%	—	—
Note payable*	September 30, 2020	290,000	0.0%	—	—
Note Payable*	October 13, 2020 through November 30, 2020	1,200,000	15.0 – 18.0%	—	—
PPP loans	April 30, 2022 through May 26, 2022	455,184	1.0%	—	—
PPP loan	May 14, 2022	24,028	1.0%	—	—
PPP loan	August 11, 2025	103,659	1.0%	—	—
Total notes payable		7,636,043		6,728,928

Senior Debentures
Senior debenture*	December 31, 2019	84,000	15.0%	100,000	15.0%
Total senior debentures		84,000		100,000

Convertible Notes Payable
Convertible note payable*	January 29, 2021	374,137	24.0%	—	—
Convertible note payable	November 20, 2020	1,700,000	5.0%	—	—
Total convertible notes payable		2,074,137		—	—

Senior Convertible Debentures
Senior convertible debenture	December 31, 2019	—	—	25,000	15.0%
Senior convertible debenture	December 31, 2021	250,000	10.0%	250,000	10.0%
Senior convertible debenture	November 30, 2020	1,000,000	9.0%	—	—
Total senior convertible debentures		1,250,000		275,000
Total long-term debt		17,113,336		10,138,496
Less unamortized discounts and debt issuance costs		(3,990,019)		(4,749,004)
Total long-term debt, less discounts and debt issuance costs		13,123,317		5,389,492
Less current portion of long-term debt		(13,123,317)		(5,389,492)
Debt classified as long-term debt		$—		$—

____________

*        Note is in default. Refer to further discussion below.

Secured Notes Payable

In August 2016, InduraPower entered into a promissory note not to exceed the principal amount of $550,000 bearing interest at 8.5% per annum with a maturity date of August 31, 2018. InduraPower could draw funds under the note through February 28, 2017. Interest on this note was payable monthly and the full principal balance was due at maturity. On September 11, 2019, the note was amended with both parties agreeing that the outstanding balance of $813,709 would be due on February 28, 2020. As of September 30, 2020, an aggregate principal amount of $788,709 was outstanding under this note. This promissory note is currently past due and accruing interest at an increased default rate of 12.5% per annum. This promissory note is secured by substantially all of the assets of InduraPower.

In August 2016, InduraPower entered into a promissory note in the principal amount of $450,000 that bears interest at 9.0% per annum and matures on March 1, 2022. Interest-only payments were due monthly beginning October 1, 2016 through March 1, 2017. Monthly payments of $9,341 for interest and principal were due on this note for the following 60 consecutive months. This promissory note is currently past due. As of September 30, 2020, an aggregate principal amount of $186,709 was outstanding under this note. This promissory note is secured by all assets, certain real estate and cash accounts of InduraPower, and is guaranteed by certain officers of InduraPower. This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses for those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of September 30, 2020. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.

In August 2016, InduraPower entered into a promissory note in the principal amount of $50,000 with an interest rate of 7.9% per annum and a maturity date of September 1, 2021. Beginning April 1, 2017, equal monthly payments of $1,011 for interest and principal are due on the note for 60 consecutive months. This promissory note is currently past due. As of September 30, 2020, an aggregate principal amount of $18,980 was outstanding under this note. This promissory note is secured by business equipment, certain real estate and cash accounts of InduraPower and is guaranteed by certain officers of InduraPower. This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses for those covenants, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.

In November 2019, DragonWave entered into a secured loan agreement with an individual lender pursuant to which DragonWave received a $2,000,000 loan that bears interest at the rate of 9.0% per annum and matures on November 26, 2021. Accrued interest is calculated on a compound basis and is payable semi-annually in May and November of each year. Principal is due in full at maturity but can be prepaid in full or in part without penalty. The loan is secured by all of the assets of DragonWave and is guaranteed by ComSovereign. As of September 30, 2020, an aggregate principal amount of $2,000,000 was outstanding under this note. In connection with this loan, DragonWave incurred $20,000 of debt discounts and $4,700,000 of debt issuance costs. The debt issuance costs were the result of the issuance of 1,050,000 shares of common stock of the Company and a cash payment of $80,000. For the three and nine months ended September 30, 2020, $587,500 and $1,762,500 of these costs were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively. As of September 30, 2020, there were $9,167 of debt discounts and $2,741,667 of debt issuance costs remaining.

On February 26, 2020, the Company entered into a $600,000 secured business loan bearing interest at 78.99% per annum which matures on December 26, 2020. Principal and interest payments of $19,429 are due weekly. The loan is secured by the assets of the Company. As of September 30, 2020, an aggregate principal amount of $211,667 was outstanding under this note.

In connection with the acquisition of the business by Sovereign Plastics on March 6, 2020, the Company assumed a secured loan with FirstBank in the principal amount of $979,381 bearing interest at 5% per annum and with a maturity date of June 1, 2020. On August 5, 2020, the maturity date of this loan was extended to September 15, 2020, with a single payment of all unpaid principal and accrued interest then due, and the interest rate was increased to 36% per annum for any principal balance remaining unpaid past the extended maturity date. The loan is secured by certain assets of Sovereign Plastics. This loan is subjected to covenants, whereby Sovereign Plastics is required to meet certain financial and non-financial covenants at the end of each fiscal year. As of September 30, 2020, an aggregate principal amount of $855,120 was outstanding and past due under this loan.

On March 19, 2020, the Company entered into a secured loan agreement in the amount of $2,007,971 bearing interest at 5% per annum with a maturity date of August 31, 2020. On August 5, 2020, the maturity date of this loan was extended to October 15, 2020. Upon maturity, the interest rate shall automatically increase to 18% per annum or the maximum amount permitted by applicable law on any unpaid principal, and a late charge of 5% may be charged for any balance overdue by more than 10 days. Interest payments of $8,428 are due monthly, with the full principal amount due at maturity. The loan is secured by certain intellectual property assets of the Company. The proceeds of the note payable were used to repay the balance of the CNB Note (revolving line of credit) that was entered into in 2017. This loan is currently past due. As of September 30, 2020, an aggregate principal amount of $2,007,971 was outstanding under this loan.

Notes Payable

InduraPower has a financing loan for certain of its equipment that bears interest at 8.775% per annum and was due on September 15, 2020. Principal and interest payments of $1,872 are due quarterly. The aggregate principal amount of this loan was fully repaid during the third quarter of the current fiscal year.

In September 2017, ComSovereign entered into a promissory note in the principal amount of $137,500 that bore interest at a rate of 12% per annum and was due on October 17, 2017. The note was repaid during fiscal 2019. On June 10, 2019, ComSovereign entered into a new promissory note with the same lender for $200,000 with an original issue discount of $6,000 and a maturity date of July 9, 2019. The full $200,000 balance was due at maturity. Since this note was not repaid upon maturity, subsequent interest was accrued at an increased rate of 18% per annum. Additionally, on August 14, 2019, ComSovereign borrowed from the same lender an additional $200,000 promissory note that matured on September 1, 2019. As this note was not repaid upon maturity, subsequent interest was accrued at an increased rate of 18% per annum. On August 5, 2020, the aggregate principal amount of these notes and accrued interest in the amount of $488,520 was fully extinguished in exchange for 325,680 shares of issued common stock of the Company with a fair value of $1.51 per share.

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller on a promissory note in the principal amount of $500,000 bearing interest at 12.0% per annum with a maturity date of October 17, 2017. On October 1, 2019, the maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. On April 21, 2020, all unpaid accrued interest from October 1, 2019 through December 31, 2019 was converted into 14,496 shares of issued common stock of the Company. Accrued interest and the full principal balance are due at maturity. Upon maturity, the interest rate shall increase to 15% per annum for any balance overdue by more than 5 days. This note is currently past due. As of September 30, 2020, an aggregate principal amount of $500,000 was outstanding under this note.

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of a promissory note in the principal amount of $175,000 that bore interest at the rate of 15% per annum and was due on November 30, 2017. The interest rate increased to 18% per annum when the note became past due. On October 1, 2019, ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity. Upon maturity, the interest rate shall increase to 15% per annum for any balance overdue by more than 5 days. This note is currently past due. As of September 30, 2020, the aggregate principal amount of $175,000 was outstanding under this note.

In October 2017, DragonWave entered into a 90-day promissory note in the principal amount of $4,400,000 and received proceeds of $4,000,000. In January 2018, the promissory note was amended to accrue interest at the rate of 8% per annum and to extend the maturity date another 90 days. In August 2018, the maturity date was extended to December 31, 2018 with new payment terms. In September 2018, the maturity date was extended to February 28, 2019 with new payment terms. In October 2018, DragonWave amended the promissory note to clarify the payment of interest. On September 3, 2019, the promissory note was increased to $5,000,000 as all unpaid accrued interest was added to the principal balance. Additionally, the maturity date was extended to March 30, 2020 and the interest rate was changed to 10% per annum. Under this new amendment, interest payments are due and payable monthly. On April 21, 2020, the maturity date of this note was extended to August 31, 2020, the interest rate was increased to 12% per annum, and the Company provided to the lender 100,000 fully paid and non-assessable shares of its common stock that have been treated as debt issuance costs. On August 5, 2020, $1,500,000 principal amount of this note was extinguished in exchange for 1,000,000 shares of common stock of the Company with a fair value of $1.51 per share. This loan is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate principal amount of $3,500,000 was outstanding under this note.

On June 10, 2019, ComSovereign entered into a promissory note in the principal amount of $200,000 with an original issue discount of $6,000 and a maturity date of July 9, 2019. The full $200,000 balance was due at maturity. Since this note was not repaid and was past due, interest was being accrued at an increased rate of 18% per annum. On August 5, 2020, the aggregate principal amount of this note and accrued interest in the amount of $245,172 was fully extinguished in exchange for 163,448 shares of issued common stock of the Company with a fair value of $1.51 per share.

On November 7, 2019, ComSovereign entered into several promissory notes in the aggregate principal amount of $450,100 that bore an effective interest rate at 133% per annum due to a single payment incentive, which matured on December 6, 2019. An aggregate principal amount of $200,100 was owed to three related parties out of the $450,100 promissory notes. Accrued interest and principal were due and payable at maturity. These notes are currently past due, and the Company is using an interest rate of 18% per annum to accrue interest on these notes. The Company repaid $250,000 of the aggregate principal amount of this promissory note during the first quarter of the current fiscal year. An additional $133,400 of the aggregate principal amount of this promissory note, along with accrued interest and associated late fee penalties of $51,516, was fully extinguished on August 5, 2020 in exchange for 123,278 shares of issued common stock of the Company with a fair value of $1.51 per share. As of September 30, 2020, the remaining aggregate principal amount of $66,700 is currently past due and outstanding.

On March 5, 2020, the Company sold a promissory note in the principal amount of $500,000 that matures on November 30, 2020 for a purchase price of $446,000. Additionally, in lieu of interest, the Company issued to the lender 50,000 shares of its common stock. As of September 30, 2020, an aggregate principal amount of $500,000 was outstanding under this note.

In connection with the acquisition of the business by Sovereign Plastics on March 6, 2020, the Company:

•        entered into several promissory notes with the sellers in the aggregate principal amount of $409,586 that do not bear interest and with a maturity date of June 30, 2020 and monthly principal payments. These notes are currently past due. However, there are no penalties associated with this default. As of September 30, 2020, the aggregate amount of $379,588 was outstanding under these notes.

•        agreed to pay an aggregate of $165,987 to the sellers on or before June 30, 2020. The agreement was not interest bearing. This obligation is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate amount of $165,986 was outstanding.

•        assumed a note payable in the amount of $86,866 bearing interest at 3% per annum and with a maturity date of February 16, 2023. Monthly payments in the amount of $3,773 for principal and interest are due over the term. This loan is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate principal amount of $83,309 was outstanding under this note.

•        assumed an equipment financing loan with an aggregate principal balance of $64,865. Monthly principal and interest payments of approximately $1,680 are due over the term. This loan is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate amount of principal of $61,287 was outstanding under this loan.

•        assumed an equipment financing loan with an aggregate principal balance of $95,810. Monthly principal and interest payments of approximately $2,361 are due over the term. This loan is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate amount of principal of $89,912 was outstanding under this loan.

•        assumed an equipment financing loan with an aggregate principal balance of $43,957. Monthly principal and interest payments of approximately $1,063 are due over the term. This loan is currently past due. However, there are no penalties associated with this default. As of September 30, 2020, an aggregate amount of principal of $41,390 was outstanding under this loan.

Between April 30 and May 26, 2020, six of the Company’s subsidiaries received loan proceeds in the aggregate amount of $455,184 under the Paycheck Protection Program (“PPP”). The PPP loan has a maturity of 2 years and an interest rate of 1% per annum. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable pursuant to section 1106 of the CARES Act, after a period of up to 24 weeks, as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness shall be calculated in accordance with the requirements of the PPP, including the provisions of Section 1106 of the CARES Act, although no more than 40 percent of the amount forgiven can be attributable to non-payroll costs. Further, the amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the period of up to 24 weeks. As of September 30, 2020, an aggregate amount of principal of $455,184 was outstanding under these loans.

On May 29, 2020, the Company entered into a promissory note in the principal amount of $290,000 with an original issue discount of $40,000 and a maturity date of September 30, 2020. The full $290,000 balance was due at maturity, with interest accruing at a rate of 12% per annum for any principal balance remaining unpaid past the maturity date. This note is currently past due. As of September 30, 2020, the principal amount of $290,000 was outstanding under this note.

Between July 2, 2020 and August 21, 2020, the Company borrowed an aggregate of $1,200,000 from accredited investors and issued to such investors promissory notes evidencing such loans. The principal amounts of the notes are between $50,000 and $200,000. The notes have maturity dates between October 13, 2020 and November 30, 2020 and bear interest at a rate of 15% per annum, with interest accruing at an annually compounded rate of 18% per annum for any principal balance remaining unpaid past the maturity date. Daniel L. Hodges, the Company’s Chief Executive Officer, transferred a total of 289,900 shares of his personally owned, issued and outstanding common stock of the Company to the accredited investors and brokers, as part of this transaction. The shares had a total fair value of $478,726. The Company accounted for this as a contribution from Mr. Hodges, with $398,540 assigned as debt discounts for additional consideration to the accredited investors, and $80,186 assigned as debt issuance costs to the brokers. The Company incurred additional debt issuance costs to the brokers of this transaction in the amount of $21,000. During the three and nine months ended September 30, 2020, $320,514 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $179,212 of debt discounts remaining, and an aggregate principal amount of $1,200,000 was outstanding under these notes, with $1,000,000 of this principal amount past due as of the filing date of this Form 10-Q.

In connection with the VNC acquisition on July 6, 2020, the Company assumed a PPP loan in the principal amount of $24,028 bearing interest at 1% per annum and with a maturity date of May 14, 2022. Terms are consistent with the Company’s other PPP loans. As of September 30, 2020, an aggregate amount of principal of $24,028 was outstanding under this loan.

On August 11, 2020, one of the Company’s subsidiaries received loan proceeds in the aggregate amount of $103,659 under the PPP. The PPP loan has a maturity of 5 years and an interest rate of 1% per annum. Terms are consistent with the Company’s other PPP loans. As of September 30, 2020, an aggregate amount of principal of $103,659 was outstanding under this loan.

Senior Debentures

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $100,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller’s option, in shares of the seller’s common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. On April 30, 2020, these debentures were modified to remove the conversion feature and only have settlement through cash. As of September 30, 2020, an aggregate principal amount of $84,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum.

Convertible Notes Payable

On April, 29, 2020, the Company sold a convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 that bore interest at a rate of 12.5% per annum and matures on January 29, 2021. Accrued interest and principal are due on the maturity date. Upon maturity, the interest rate would have automatically increased to 18% per annum or the maximum amount permitted by applicable law on any unpaid principal and accrued interest. The Company also issued warrants to purchase 158,730 shares of common stock that are exercisable for a purchase price of $0.99 per share at any time on or prior to April 29, 2025. Warrants to purchase up to 27,778 shares of common stock, at an exercise price of 110% of the initial conversion price of the notes (i.e., an exercise price of $0.99), at any time on or prior to April 29, 2025, were also issued to an unrelated third party as a placement fee for the transaction. In connection with this note, the Company recognized a BCF of $114,904, a debt discount of $44,944 associated with the issuance of warrants to the note holder, and debt issuance costs of $39,333, which were all recorded as debt discounts. On July 28, 2020, the Company defaulted on this note under the related Registration Rights Agreement by not filing a registration statement within 90 days of the note origination date. As a result, the aggregate principal balance increased by $97,322, which was composed of an $88,393 penalty payment-in-kind and an $8,929 interest payment-in-kind, representing 130% of the outstanding principal and accrued interest balance on the default date. In addition, the interest rate was increased to 24% per annum, and the note and accrued interest was due on-demand. On September 29, 2020, the note holder converted the full principal of $383,306 and all accrued interest of $16,087 into 443,470 shares of common stock of the Company. During the three and nine months ended September 30, 2020, $195,188 and $234,895, respectively, of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations.

On July 7, 2020, the Company sold to the same investor as the April 29, 2020 note an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 that bears interest at a rate of 12.5% per annum, and warrants to purchase an additional 158,730 shares of common stock. Warrants to purchase up to 27,778 shares of common stock, were also issued to an unrelated third party as a placement fee for the transaction. Terms and maturities are similar to the April 29, 2020 note and warrants. In connection with this note, the Company recognized a BCF of $139,810, a debt discount of $50,128 associated with the issuance of warrants to the note holder, and debt issuance costs of $35,539, which were all recorded as debt discounts. On July 28, 2020, the Company defaulted on this note under the related Registration Rights Agreement by not filing a registration statement within 90 days of the initial April 29, 2020 note origination date. As a result, the aggregate principal balance increased by $88,423, which was composed of an $86,339 penalty payment-in-kind and a $2,084 interest payment-in-kind, representing 130% of the outstanding principal and accrued interest balance on the default date. In addition, the interest rate was increased to 24% per annum, and the note and accrued interest is due on-demand. During the three and nine months ended September 30, 2020, $261,191 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $0 of debt discounts remaining as a result of the note now due on-demand from the default not being cured as of the filing of this Form 10-Q, and an aggregate principal amount of $374,137 was outstanding under this note.

On August 21, 2020, the Company sold a convertible promissory note in the principal amount of $1,700,000 with an original issue discount of $200,000 that bears interest at a rate of 5.0% per annum and matures on November 20, 2020. Accrued interest and principal are due on the maturity date. Upon maturity, the interest rate shall automatically increase to the lesser of 18% per annum or the maximum amount permitted by applicable law on any unpaid principal and accrued interest. Following the maturity date, the note is convertible into shares of common stock at a conversion price equal to 65% of the lowest volume weighted average price of the common stock during the 20 consecutive trading days immediately preceding the conversion date, and as such a BCF has not yet been measured. As additional consideration for the loan, the Company issued to the lender 400,000 shares of common stock at a fair value of $3.35 per share. Warrants to purchase up to 53,571 shares of common stock that are exercisable for a purchase price of $2.80 per share at any time on or prior to August 20, 2025, were also issued to an unrelated third party as a placement fee for the transaction. In connection with this note, the Company recognized a debt discount of $1,340,000 associated with the issuance of shares to the note holder, and debt issuance costs of $223,649, which were all recorded as debt discounts. During the three and nine months ended September 30, 2020, $775,231 of the amounts recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, there were $988,418 of debt discounts remaining, and an aggregate principal amount of $1,700,000 was outstanding under this note.

Senior Convertible Debentures

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $25,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller’s option, in shares of the seller’s common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. These debentures were past due and interest accrued at a rate of 15% per annum. The aggregate principal amount of $25,000 under these debentures was fully repaid during the first quarter of the current fiscal year.

On September 24, 2019, ComSovereign sold $250,000 aggregate principal amount of 10% Senior Convertible Debentures that bear interest at a rate of 10% per annum and mature on December 31, 2021. Interest is paid semi-annually in arrears in June and December of each year in cash or, at ComSovereign’s option, in shares of common stock at the conversion price that is equal to the lesser of (1) $2.50 or (2) a future effective price per share of any common stock sold by ComSovereign. Upon an event of default, the interest rate shall automatically increase to 15% per annum. In connection with these debentures, ComSovereign recognized a BCF of $69,000 and a debt discount of $181,000 associated with the issuance of warrants, both of which were recorded as debt discounts. On April 21, 2020, all unpaid accrued interest through December 31, 2019 was converted into 6,700 shares of issued common stock of the Company. Also on April 21, 2020, all the outstanding warrants were exercised at $0.01 per share into 283,530 issued shares of the Company’s common stock, resulting in full recognition in interest expense of the remaining debt discount of approximately $139,000 associated with the issuance of warrants. On April 30, 2020, these debentures were amended to provide for the conversion of the debentures into shares of the Company’s common stock instead of ComSovereign’s common stock. Additionally, the conversion price was changed from $2.50 per share to $0.756 per share. During the three and nine months ended September 30, 2020, $6,900 and $183,600 of the costs recorded as debt discounts were amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations, respectively. As of September 30, 2020 and December 31, 2019, there were $41,400 and $225,000 of debt discounts remaining, respectively. As of September 30, 2020, an aggregate principal amount of $250,000 was outstanding under these debentures.

On July 2, 2020, the Company sold $1,000,000 aggregate principal amount of 9% Senior Convertible Debentures to an accredited investor that bears interest at a rate of 9% per annum and a maturity date of September 30, 2020. On September 30, 2020, the maturity date of these debentures was extended to November 30, 2020. Accrued interest and principal are due on the maturity date, with interest paid in cash or, at the Company’s option, in shares of common stock at the conversion price of $1.00 per share. Upon an event of default, the interest rate shall automatically increase to 15% per annum. The debentures are convertible into shares of the Company’s common stock at a conversion price of $1.00 per share. The Company also issued warrants to purchase 100,000 shares of common stock that are exercisable for a purchase price of $1.00 per share, at any time on or prior to the earlier of December 31, 2022 or the second anniversary of the Company’s consummation of a public offering of its common stock in connection with an up-listing of the common stock to a national securities exchange. In connection with these debentures, the Company recognized a BCF of $131,477 and a debt discount of $31,477 associated with the issuance of warrants, both of which were recorded as debt discounts. During the three and nine months ended September 30, 2020, the entire $162,954 of the costs recorded as debt discounts were fully amortized and recognized in interest expense in the Condensed Consolidated Statement of Operations. As of September 30, 2020, an aggregate principal amount of $1,000,000 was outstanding under these debentures.

Certain agreements governing the secured notes payable, notes payable and senior convertible debentures contain customary covenants, such as debt service coverage ratios, limitations on liens, dispositions, mergers, entry into other lines of business, investments and the incurrence of additional indebtedness.

All debt agreements are subject to customary events of default. If an event of default occurs with respect to the debt agreements and is continuing, the lenders may accelerate the applicable amounts due. The Company is in default on several debt agreements, and has accrued the proper penalties or disclosed any additional contingencies that resulted from the default.

Other than for reasons of noncompliance with debt covenants as noted above, all long-term debt obligations are classified as current on the Condensed Consolidated Balance Sheet due to the significant debt issuance costs discounting these obligations and causing classification as noncurrent to be negative.

Future maturities contractually required by the Company under long-term debt obligations are as follows for the years ending December 31:

(Amounts in US$’s)
Remainder of 2020	$14,065,711
2021	2,344,018
2022	543,028
2023	55,944
2024	1,035
Thereafter	103,600
Total	$17,113,336

See Note 23 — Subsequent Events for details regarding additional debt incurred after September 30, 2020.

10. DEBT AGREEMENTS

Long-term debt consisted of the following as of December 31, 2019:

		December 31, 2019
(Amounts in US$'s)	Maturity Date	Amount Outstanding	Interest Rate
Secured Notes Payable
Secured note payable	February 28, 2020	$788,709	8.5%
Secured note payable	March 1, 2022	224,288	9.0%
Secured note payable	September 1, 2021	21,571	7.9%
Secured note payable	November 26, 2021	2,000,000	9.0%
Total secured notes payable		3,034,568
Notes Payable
Equipment financing loan	September 15, 2020	3,828	8.8%
Note payable	July 9, 2019	200,000	18.0%
Note payable	September 1, 2019	200,000	18.0%
Note payable	September 30, 2020	500,000	10.0%
Note payable	September 30, 2020	175,000	10.0%
Note payable	March 30, 2020	5,000,000	10.0%
Note payable	July 9, 2019	200,000	18.0%
Notes payable	December 6, 2019	450,100	18.0%
Total notes payable		6,728,928
Senior Convertible Debentures
Senior convertible debenture	December 31, 2019	100,000	15.0%
Senior convertible debenture	December 31, 2019	25,000	15.0%
Senior convertible debenture	December 31, 2021	250,000	10.0%
Total senior convertible debentures		375,000
Total long-term debt		10,138,496
Less unamortized discounts and debt issuance costs		(4,749,004)
Total long-term debt, less discounts and debt issuance costs		5,389,492
Less current portion of long-term debt		(5,389,492)
Debt classified as long-term debt		$—

Secured Notes Payable

In August 2016, InduraPower entered into a promissory note not to exceed the principal amount of $550,000 bearing interest at 8.5% per annum with a maturity date of August 31, 2018. InduraPower could draw funds under the note through February 28, 2017. Interest on this note was payable monthly and the full principal balance was due at maturity. On September 11, 2019, the note was amended with both parties agreeing that the outstanding balance of $813,709 would be due on February 28, 2020. As of December 31, 2019, an aggregate principal amount of $788,709 was outstanding under this note. This promissory note is currently past due. This promissory note is secured by substantially all of the assets of InduraPower.

In August 2016, InduraPower entered into a promissory note in the principal amount of $450,000 that bears interest at 9.0% per annum and matures on March 1, 2022. Accrued interest only payments were due monthly beginning October 1, 2016 through March 1, 2017. Monthly payments of $9,341 for interest and principal are due on this note for the following 60 consecutive months. As of December 31, 2019, an aggregate principal amount of $224,288 was outstanding under this note. This promissory note is secured by all assets, certain real estate and cash accounts of InduraPower and is guaranteed by certain officers of InduraPower. This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of December 31, 2019. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.

In August 2016, InduraPower entered into a promissory note in the principal amount of $50,000 with an interest rate of 7.785% per annum and a maturity date of September 1, 2021. Beginning April 1, 2017, equal monthly payments of $1,011 for interest and principal are due on the note for 60 consecutive months. As of December 31, 2019, an aggregate principal amount of $21,571 was outstanding under this note. This promissory note is secured by business equipment, certain real estate and cash accounts of InduraPower and is guaranteed by certain officers of InduraPower. This promissory note is subjected to clauses, whereby InduraPower is required to meet certain financial and non-financial terms. InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum. The outstanding balance is presented as a current liability as of December 31, 2019. The promissory note holder had not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors.

In November 2019, DragonWave entered into a secured loan agreement with an individual lender pursuant to which DragonWave received a $2,000,000 loan that bears interest at the rate of 9% per annum and matures on November 26, 2021. Accrued interest is calculated on a compound basis and is payable semi-annually in May and November of each year. Principal is due in full at maturity but can be prepaid in full or in part without penalty. The loan is secured by all of the assets of DragonWave and is guaranteed by ComSovereign. As of December 31, 2019, an aggregate principal amount of $2,000,000 was outstanding under this note. In connection with this loan, DragonWave incurred $20,000 of debt discounts and $4,700,000  of debt issuance costs. The debt issuance costs were the result of the issuance of 1,050,000 shares of common stock of the Company and a cash payment of $80,000. During fiscal 2019, $196,667 of these costs were amortized and recognized in interest expense in the Consolidated Statement of Operations. As of December 31, 2019, there were $19,167 of debt discounts and $4,504,167 of debt issuance costs remaining.

Notes Payable

InduraPower has a financing loan for certain of its equipment that bears interest at 8.775% per annum and is due on September 15, 2020. Principal and interest payments of $1,872 are due quarterly. As of December 31, 2019, the loan had an outstanding balance of $3,828.

In September 2017, InduraPower entered into a promissory note in the principal amount of $137,500 that bore interest at a rate of 12% per annum and was due on October 17, 2017. The note was repaid during fiscal 2019. On June 10, 2019, InduraPower entered into a new promissory note with the same lender for $200,000 with an original issue discount of $6,000 and a maturity date of July 9, 2019. The full $200,000 balance was due at maturity. Since this note was not repaid and is currently past due, interest is being accrued at a rate of 18% per annum. Additionally, on August 14, 2019, InduraPower borrowed from the same lender an additional $200,000 promissory note that matured on September 1, 2019. As this note is currently past due, interest is being accrued at a rate of 18% per annum. As of December 31, 2019, an aggregate principal amount of $400,000 was outstanding under these notes.

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller on a promissory note in the principal amount of $500,000 bearing interest at 12.0% per annum with a maturity date of October 17, 2017. On October 1, 2019, the maturity date was extended until September 30, 2020 and the interest rate was reduced to 10% per annum. All unpaid accrued interest from October 2017 through September 30, 2019 was converted into 150,000 shares of common stock of ComSovereign. Accrued interest and the full principal balance are due at maturity. As of December 31, 2019, an aggregate principal amount of $500,000 was outstanding under this note. On April 30, 2020, the Company also issued 14,496 shares of common stock in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on this outstanding note payable.

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of a promissory note in the principal amount of $175,000 that bore interest at the rate of 15% per annum and was due on November 30, 2017. The interest rate increased to 18% per annum when the note became past due. On October 1, 2019, ComSovereign amended the promissory note to extend the maturity date to September 30, 2020 and to change the interest rate to 10% per annum. Both parties to the note also agreed to convert all unpaid accrued interest into 10,000 shares of common stock of ComSovereign, valued at $44,000. Accrued interest and principal are due and payable at maturity. As of December 31, 2019, an aggregate principal amount of $175,000 was outstanding under this note.

In October 2017, DragonWave entered into a 90-day promissory note in the principal amount of $4,400,000 and received proceeds of $4,000,000. In January 2018, the promissory note was amended to accrue interest at the rate of 8% per annum and to extend the maturity date another 90 days. In August 2018, the maturity date was extended to December 31, 2018 with new payment terms. In September 2018, the maturity date was extended to February 28, 2019 with new payment terms. In October 2018, DragonWave amended the promissory note to clarify the payment of interest. On September 3, 2019, the promissory note was increased to $5,000,000 as all unpaid accrued interest was added to the principal balance. Additionally, the maturity date was extended to March 30, 2020 and the interest rate was changed to 10% per annum. Under this new amendment, principal and interest payments are due and payable monthly. As of December 31, 2019, an aggregate principal amount of $5,000,000 was outstanding under this note. On April 21, 2020, the maturity date of this note was extended to August 31, 2020, and the interest rate was increased to 12% per annum.

On June 10, 2019, ComSovereign entered into a promissory note in the principal amount of $200,000 with an original issue discount of $6,000 and a maturity date of July 9, 2019. The full $200,000 balance was due at maturity. Since this note was not repaid and is currently past due, interest is being accrued at a rate of 18% per annum. As of December 31, 2019, an aggregate principal amount of $200,000 was outstanding under this note.

In September 2019, DragonWave entered into a $5,250,000 promissory note that was not fully funded and was guaranteed by ComSovereign. DragonWave received $3,485,000 in proceeds. As incentive to enter into the promissory note, the noteholder was issued 500,000 shares of ComSovereign's common stock for the total purchase price of $4.40 per share, or $2,200,000, of which only $5,000 was paid in cash. The noteholder was later granted detachable warrants to purchase an aggregate of 2,442,500 shares of ComSovereign's common stock at a price of $0.01 per share. As of December 31, 2019, DragonWave had repaid the principal amount in full along with all accrued interest, and the warrants had been converted into 2,442,500 shares of ComSovereign's common stock at an exercise price of $0.01 per share or noncash proceeds $24,425.

On November 7, 2019, ComSovereign entered into several promissory notes in the aggregate principal amount of $450,100 that bore an effective interest rate at 133% per annum due to a single payment incentive, which matured on December 6, 2019. An aggregate principal amount of $200,100 was owed to three related parties out of the $450,100 promissory notes. Accrued interest and principal were due and payable at maturity. These notes are currently past due, and the Company is using an interest rate of 18% per annum to accrue interest on these notes. As of December 31, 2019, an aggregate principal amount of $450,100 was outstanding under these notes.

Senior Convertible Debentures

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $100,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of December 31, 2019, an aggregate principal amount of $100,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum. On April 30, 2020, these debentures were modified to remove the conversion feature and only have settlement through cash.

In connection with its acquisition of DragonWave and Lextrum in April 2019, ComSovereign assumed the obligations of the seller of $25,000 aggregate principal amount of 8% Senior Convertible Debentures of the seller that bore interest at the rate of 8% per annum and matured on December 31, 2019. Interest was payable semi-annually in cash or, at the seller's option, in shares of the seller's common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. As of December 31, 2019, an aggregate principal amount of $25,000 was outstanding under these debentures. These debentures are past due and interest accrues at a rate of 15% per annum. On April 30, 2020, these debentures were modified to remove the conversion feature and only have settlement through cash.

In July and August 2019, ComSovereign sold $1,000,000 principal amount of 9% Senior Convertible Debentures that bore interest at the rate of 9% per annum and matured on December 31, 2021. ComSovereign received $850,000 in cash. Interest was payable in arrears in June and December of each year in cash or, at ComSovereign's option, in shares of common stock at the conversion price that was equal to the lesser of (1) $8.00 or (2) 80% of the common stock price offered under the next equity offering. The noteholders were also granted detachable warrants to purchase an aggregate of 100,000 shares of ComSovereign's common stock at a price of $5.00 per share. ComSovereign allocated the note proceeds based on relative fair value and recorded the warrants as a discount to the debt in the amount of $63,880. ComSovereign also recorded a $150,000 debt discount and $786,549 for the BCF associated with the debentures. Prior to conversion, the warrants were cancelled and 132,500 warrants were issued for $1.50 per share. On November 15, 2019, ComSovereign converted the outstanding warrants into 132,500 shares of ComSovereign's common stock and the full principal amount of such debentures and accrued interest into 1,100,000 shares of ComSovereign's common stock.

On September 24, 2019, ComSovereign sold $250,000 aggregate principal amount of 10% Senior Convertible Debentures that bear interest at a rate of 10% per annum and mature on December 31, 2021. Interest is paid semi-annually in arrears in June and December of each year in cash or, at ComSovereign's option, in shares of common stock at the conversion price that was equal to the lesser of (1) $2.50 or (2) a future effective price per share of any common stock sold by ComSovereign. Upon an event of default, the interest rate shall automatically increase to 15% per annum. As of December 31, 2019, an aggregate principal amount of $250,000 was outstanding under these debentures. In connection with these debentures, ComSovereign recognized a BCF of $69,000 and a debt discount of $181,000 associated with the issuance of warrants, both of which are recorded as debt discounts. During fiscal 2019, $25,000 of these costs were amortized and recognized in interest expense in the Consolidated Statement of Operations. As of December 31, 2019, there were $225,000 of debt discounts remaining. On April 30, 2020, these debentures were amended to provide for the conversion of the debentures into shares of the Company's common stock instead of ComSovereign's common stock. Additionally, the conversion price was changed from $2.50 per share to $0.756 per share. As a result, all the outstanding warrants were exercised at $0.01 per share into 283,530 shares of the Company's common stock. The Company also issued 6,700 shares of common stock on April 30, 2020 in lieu of an aggregate cash interest payment payable by ComSovereign through December 31, 2019 on these outstanding convertible debentures.

The agreements governing the secured notes payable, notes payable and senior convertible debentures contain customary covenants, such as debt service coverage ratios, limitations on liens, dispositions, mergers, entry into other lines of business, investments and the incurrence of additional indebtedness. As of December 31, 2019, the various subsidiaries were in compliance with all debt covenants under the applicable agreements except as noted above.

All debt agreements are subject to customary events of default. If an event of default occurs with respect to the debt agreements and is continuing, the lenders may accelerate the applicable amounts due.

Future maturities contractually required by the Company under long-term debt obligations are as follows for the years ending December 31:

(Amounts in US$'s)	Total
2020	$7,888,496
2021	2,250,000
2022	—
2023	—
2024	—
Thereafter	—
Total	$10,138,496

See Note 20 – Subsequent Events for details regarding additional debt incurred after December 31, 2019.